STATEMENT OF INVESTMENTS
BNY Mellon Diversified Emerging Markets Fund

June 30, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 64.0%
Brazil - 3.6%
B3 - Brasil Bolsa Balcao	53,300		112,131
Cia Siderurgica Nacional	27,400		80,680
Inter & Co., BDR	27,750	[a]	74,817
IRB Brasil Resseguros	9,000	[a]	3,525
JBS	69,300		419,101
Minerva	230,500		583,137
Petroleo Brasileiro, ADR	211,007		2,464,562
TIM	238,100		580,981
Vale	40,200		588,546
WEG	44,900		226,926
			5,134,406
Chile - .3%
Cencosud	304,900		388,082
Enel Americas	299,840		28,460
Enel Generacion Chile	56,559		6,519
			423,061
China - 19.6%
Agricultural Bank of China, Cl. H	1,715,000		650,295
Alibaba Group Holding, ADR	14,606	[a]	1,660,410
Aluminum Corp. of China, Cl. H	338,000		130,241
Anhui Conch Cement, Cl. H	300		1,312
ANTA Sports Products	12,800		160,194
BAIC Motor, Cl. H	11,000	[b]	3,706
Baidu, ADR	5,249	[a]	780,684
Bank of Communications, Cl. H	1,089,000		752,227
CGN Power, Cl. H	1,741,800	[b]	424,827
China CITIC Bank, Cl. H	1,786,000		802,634
China Construction Bank, Cl. H	3,364,100		2,261,824
China Everbright Bank, Cl. A	622,800		280,255
China Galaxy Securities, Cl. H	1,123,500		649,783
China Life Insurance, Cl. H	167,400		290,541
China Medical System Holdings	139,100		217,405
China Merchants Bank, Cl. H	125,700		855,063
China National Building Material, Cl. H	127,800		136,860
China Pacific Insurance Group, Cl. H	57,300		140,451
China Resources Sanjiu Medical & Pharmaceutical, Cl. A	278,195	[a]	1,871,819
China Shenhua Energy, Cl. H	391,800		1,135,568
China Vanke, Cl. H	11,700		29,878
Cosco Shipping Holdings, Cl. H	742,950		1,039,529

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 64.0% (continued)
China - 19.6% (continued)
Country Garden Services Holdings	21,000		95,568
Gaotu Techedu, ADR	581	[a]	1,139
Greentown China Holdings	225,500		468,164
Haier Smart Home, CI. H	115,000		431,952
Huatai Securities, Cl. H	208,800	[b]	312,630
Industrial & Commercial Bank of China, Cl. H	924,000		549,251
Industrial Bank, Cl. A	119,000		354,143
JD.com, ADR	9,711		623,640
JD.com, Cl. A	1,880		60,788
Lenovo Group	1,146,100	[c]	1,073,579
Li Ning	36,000		340,294
Longfor Group Holdings	6,500	[b]	31,318
Maanshan Iron & Steel, Cl. H	1,154,000		353,545
Meituan, Cl. B	19,000	[a,b]	480,128
NetDragon Websoft Holdings	199,000		432,587
NetEase, ADR	8,013		748,094
New China Life Insurance, Cl. H	101,100		287,390
PICC Property & Casualty, Cl. H	280,000		291,983
Pinduoduo, ADR	4,343	[a]	268,397
Ping An Insurance Group Company of China, Cl. H	33,500		231,875
Postal Savings Bank of China, CI. H	201,701	[b]	161,103
Shanghai International Port Group, Cl. A	627,100	[a]	546,598
Shanghai Pharmaceuticals Holding, Cl. H	239,900		397,951
Sinopharm Group, Cl. H	193,900		473,884
Sinotruk Hong Kong	161,200		227,927
Tencent Holdings	45,800		2,079,938
Tingyi Cayman Islands Holding	155,200		266,253
Uni-President China Holdings	303,900		260,891
Vipshop Holdings, ADR	14,331	[a]	141,734
Yankuang Energy Group, Cl. H	109,700		348,316
Yihai International Holding	4,000		14,655
Yum China Holdings	1,442		69,937
Zhongsheng Group Holdings	101,700		718,301
Zoomlion Heavy Industry Science & Technology, Cl. H	348,500		186,500
			27,605,959
Colombia - .1%
Interconexion Electrica	25,343		127,345
Greece - .8%
Hellenic Telecommunications Organization	13,450		234,426
OPAP	61,815		888,096
			1,122,522

Description	Shares		Value ($)
Common Stocks - 64.0% (continued)
Hong Kong - 2.6%
Bosideng International Holdings	1,766,500	[c]	1,098,689
China Resources Land	16,600		78,509
China Taiping Insurance Holdings	208,400		257,674
China Traditional Chinese Medicine Holdings	1,050,000		649,631
Cosco Shipping Ports	274,000		193,542
Kingboard Laminates Holdings	248,300		306,979
Kunlun Energy	160,000		131,314
Shanghai Industrial Urban Development Group	90,200		7,780
Shimao Group Holdings	10,500	[a]	5,915
Sino Biopharmaceutical	773,000		497,826
SITC International Holdings	171,000		484,522
			3,712,381
Hungary - .4%
MOL Hungarian Oil & Gas	33,525		259,710
Richter Gedeon	18,364		332,418
			592,128
India - 7.0%
Aurobindo Pharma	41,684		271,094
Cipla	44,938	[a]	522,373
GAIL India	353,107		604,988
Hero MotoCorp	13,639		470,594
Housing Development Finance	22,621		623,554
ICICI Bank	51,702		464,219
Indian Oil	568,034		534,757
Indus Towers	60,784		161,241
Infosys	50,673		943,000
ITC	145,140		503,298
Mindtree	22,628		829,268
Power Grid Corporation of India	261,583		702,851
REC	213,888		335,528
Reliance Industries	5,329	[a]	175,467
Tata Consultancy Services	13,089		542,471
Tata Motors	77,756	[a]	406,831
Tata Steel	41,637		458,096
Tech Mahindra	75,438		957,219
The Tata Power Company	277		711
Vedanta	67,803		191,876
Wipro	34,445		181,873
			9,881,309
Indonesia - .8%
Bank Mandiri Persero	304,600		162,617
Indah Kiat Pulp & Paper	76,500		39,044

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 64.0% (continued)
Indonesia - .8% (continued)
Indofood Sukses Makmur	2,048,400	[a]	969,690
			1,171,351
Malaysia - .8%
Hartalega Holdings	122,900		85,369
RHB Bank	347,300		451,648
Sime Darby	619,800		299,693
Supermax	149,710		29,739
Telekom Malaysia	190,200		226,666
Top Glove	172,200		40,649
			1,133,764
Malta - .0%
Lighthouse Properties	1,159		485
Mexico - .9%
America Movil, Ser. L	654,100		669,404
Coca-Cola Femsa	26,535		147,088
Fibra Uno Administracion	12,400		12,369
Grupo Mexico, Ser. B	117,700		490,536
			1,319,397
Philippines - .6%
Aboitiz Equity Ventures	94,580		81,811
Ayala Land	44,100		20,424
International Container Terminal Services	194,780		651,722
Metro Pacific Investments	58,000		3,723
SM Prime Holdings	47,400		31,505
			789,185
Poland - .2%
CD Projekt	485		10,381
KGHM Polska Miedz	3,037		80,869
Polskie Gornictwo Naftowe i Gazownictwo	24,644	[a]	31,416
Powszechna Kasa Oszczednosci Bank Polski	17,091		107,250
			229,916
Qatar - .4%
The Commercial Bank	306,436		576,766
Russia - .0%
Lukoil, ADR	12,332	[d]	0
MMC Norilsk Nickel, ADR	11,431	[d]	0
Sberbank of Russia, ADR	81,133	[d]	0
Sistema, GDR	3,646	[a,d]	0
Tatneft, ADR	6,912	[d]	0
X5 Retail Group, GDR	16,162	[d]	0

Description	Shares		Value ($)
Common Stocks - 64.0% (continued)
Saudi Arabia - 1.2%
Al Rajhi Bank	33,065	[a]	728,221
Sahara International Petrochemical	43,004		576,593
Saudi Kayan Petrochemical	79,106	[a]	333,203
The Savola Group	2,308		20,673
			1,658,690
South Africa - 2.8%
Anglo American Platinum	392		34,404
Capitec Bank Holdings	1,500		183,151
Growthpoint Properties	17,247		13,088
Impala Platinum Holdings	39,639		441,677
Investec	91,640		495,708
Kumba Iron Ore	5,783		187,696
MTN Group	152,216		1,237,613
MultiChoice Group	41,832		297,767
Ninety One	12,776		30,314
Redefine Properties	20,593		4,647
Resilient REIT	2,340		7,678
Sibanye Stillwater	397,855		988,721
			3,922,464
South Korea - 8.1%
Celltrion	690		95,084
DB Insurance	12,145		574,000
DGB Financial Group	62,654		368,002
Dl Holdings	264		14,428
Doosan Bobcat	13,837		308,852
Fila Holdings	6,244		135,283
Hana Financial Group	13,370		406,010
HMM	11,655		221,072
Hyundai Mobis	6,230		955,866
Hyundai Steel	14,862		368,281
KakaoBank	4,366	[a]	102,097
KB Financial Group	13,237		491,477
Kia Motors	37,545		2,239,984
Korea Investment Holdings	10,294		489,603
Mirae Asset Securities	69,273		353,837
NAVER	82		15,213
Osstem Implant	4,084		315,485
POSCO Holdings	2,635		468,838
Posco International	1,039		15,427
Samsung Biologics	15	[a,b]	9,133
Samsung Electronics	61,801		2,707,171
Samsung Securities	20,170		520,526
Seegene	2,779		77,572

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 64.0% (continued)
South Korea - 8.1% (continued)
Shinhan Financial Group	6,446		184,433
			11,437,674
Taiwan - 11.0%
Acer	594,000		433,755
ASPEED Technology	6,600		417,559
Asustek Computer	51,000		532,189
Chailease Holding	271,413		1,904,780
China Development Financial Holding	1,142,000		564,045
Evergreen Marine	240,000		681,979
Hotai Motor	14,000		287,849
International Games System	18,000	[a]	451,800
MediaTek	42,000		914,728
Micro-Star International	62,000		236,411
momo.com	44,880		963,804
Powertech Technology	4,000	[a]	11,785
Realtek Semiconductor	35,000	[a]	426,729
Taiwan Semiconductor Manufacturing	422,600		6,730,592
Tong Hsing Electronic Industries	50,000		336,457
United Microelectronics	481,000		630,281
			15,524,743
Thailand - 1.6%
Advanced Info Service	174,700		961,815
Advanced Info Service, NVDR	38,600		212,513
Krungthai Card	8,200		13,242
PTT Exploration & Production, NVDR	25,300		113,912
SCB X PCL	94,800		278,863
Thai Union Group, NVDR	605,400		293,119
Thanachart Capital	301,000		321,573
			2,195,037
Turkey - .7%
BIM Birlesik Magazalar	61,498		298,233
Emlak Konut Gayrimenkul Yatirim Ortakligi	14,679		2,326
Eregli Demir ve Celik Fabrikalari	288,110		469,219
KOC Holding	11,119		24,428
Turkcell Iletisim Hizmetleri	171,439		166,575
			960,781
United Arab Emirates - .2%
Dubai Islamic Bank	12,227		19,189
Emaar Properties	30,878		43,785
First Abu Dhabi Bank	57,491		294,125
			357,099

Description		Shares		Value ($)
Common Stocks - 64.0% (continued)
Uruguay - .3%
Globant		2,131	[a]	370,794
Total Common Stocks (cost $86,091,378)				90,247,257

Exchange-Traded Funds - .7%
United States - .7%
iShares MSCI Emerging Markets ETF (cost $1,031,948)		25,587		1,026,039
	Preferred Dividend Yield (%)
Preferred Stocks - .5%
Brazil - .3%
Cia Paranaense de Energia, Cl. B	16.68	170,700		223,101
Itausa	6.05	103,400		164,778
				387,879
South Korea - .2%
Samsung Electronics	2.59	7,679		308,095
Total Preferred Stocks (cost $662,458)				695,974
	1-Day Yield (%)
Investment Companies - 32.4%
Registered Investment Companies - 32.4%
BNY Mellon Global Emerging Markets Fund, Cl. Y (cost $30,032,338)		2,389,545	[e]	45,712,002

Investment of Cash Collateral for Securities Loaned - 1.1%
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $1,564,319)	1.48	1,564,319	[e]	1,564,319
Total Investments (cost $119,382,441)		98.7%		139,245,591
Cash and Receivables (Net)		1.3%		1,873,499
Net Assets		100.0%		141,119,090

ADR—American Depository Receipt

BDR—Brazilian Depository Receipt

ETF—Exchange-Traded Fund

GDR—Global Depository Receipt

NVDR—Non-Voting Depository Receipt

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities were valued at $1,422,845 or 1.01% of net assets.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

c Security, or portion thereof, on loan. At June 30, 2022, the value of the fund’s securities on loan was $1,476,282 and the value of the collateral was $1,564,319. In addition, the value of collateral may include pending sales that are also on loan.

d The fund held Level 3 securities at June 30, 2022. These securities were valued at $0 or .0% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Diversified Emerging Markets Fund

June 30, 2022 (Unaudited)

The following is a summary of the inputs used as of June 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	11,669,038	78,578,219	††	-	90,247,257
Equity Securities - Preferred Stocks	387,879	308,095	††	-	695,974
Exchange-Traded Funds	1,026,039	-		-	1,026,039
Investment Companies	47,276,321	-		-	47,276,321

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at June 30, 2022 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At June 30, 2022, accumulated net unrealized appreciation on investments was $19,863,150, consisting of $32,013,090 gross unrealized appreciation and $12,149,940 gross unrealized depreciation.

At June 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.